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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2008
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Gates Capital Management, Inc.
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   Address:      1177 Avenue of the Americas, 32nd Floor
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                 New York, NY 10036
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Form 13F File Number: 28-11102
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey L. Gates
         -------------------------------
Title:   President
         -------------------------------
Phone:   (212) 626-1421
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Jeffrey L. Gates               New York, New York    August 14, 2008
   -------------------------------    ------------------    ---------------
           [Signature]                  [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
None

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------

Form 13F Information Table Entry Total: 21
                                        --------------

Form 13F Information Table Value Total: $436,334
                                        --------------
                                        (thousands)

List of Other Included Managers:
NONE

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                           FORM 13F INFORMATION TABLE

                                                            VALUE    SHARES/  SH/  PUT/  INVSTMT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT  PRN  CALL  DSCRETN  MANAGERS     SOLE  SHARED  NONE
ADVANCED MEDICAL OPTICS INC          COM        00763M108    14830    791378  SH         SOLE                791378
ALLIANCE ONE INTERNATIONAL INC       COM        018772103    24082   4712805  SH         SOLE               4712805
ARBITRON INC                         COM        03875Q108    21533    453330  SH         SOLE                453330
BLOUNT INTERNATIONAL INC             COM        095180105    27428   2362461  SH         SOLE               2362461
BRUNSWICK CORP                       COM        117043109    26017   2545400  SH         SOLE               2545400
CBS CORP                             COM        124857202    24885   1276812  SH         SOLE               1276812
COLLECTIVE BRANDS INC                COM        19421W100    17263   1484323  SH         SOLE               1484323
DAVITA INC                           COM        23918K108    33132    623602  SH         SOLE                623602
DOMTAR CORP                          COM        257559104    17222   3160090  SH         SOLE               3160090
DOVER DOWNS GAMING & ENTMT           COM        260095104    17290   2693167  SH         SOLE               2693167
DR PEPPER SNAPPLE GROUP INC          COM        26138E109    18919    901768  SH         SOLE                901768
FINISH LINE INC                      CLA        317923100    15252   1753060  SH         SOLE               1753060
GENESCO INC                          COM        371532102    21878    708719  SH         SOLE                708719
HILLENBRAND INC                      COM        431571108    19324    903013  SH         SOLE                903013
MARVEL ENTERTAINMENT INC             COM        57383T103    25816    803225  SH         SOLE                803225
MARVEL ENTERTAINMENT INC             COM        57383T103     1094    380000  SH   PUT   SOLE                380000
MARVEL ENTERTAINMENT INC             COM        57383T103     2090    380000  SH   PUT   SOLE                380000
MCGRAW-HILL COMPANIES INC            COM        580645109    32801    817581  SH         SOLE                817581
METHANEX CORP                        COM        59151K108    29135   1039777  SH         SOLE               1039777
PHILIP MORRIS INTERNATIONAL          COM        718172109    35038    709424  SH         SOLE                709424
UNIVERSAL CORP VA                    COM        913456109    11305    250000  SH         SOLE                250000